COMMITMENTS AND GUARANTEES (Community Development Programs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PT Freeport Indonesia [Member]
Contractual obligations community development programs [line items]
Percentage of annual revenue committed for the development of the local people in the area of operations	1.00%
Amount charged to cost of sales for the commitment	$ 27	$ 31	$ 41
Tenke Fungurume [Member]
Contractual obligations community development programs [line items]
Amount charged to cost of sales for the commitment	$ 4	$ 4	$ 4
Percentage of net sales revenue from production to community development fund to assist the local communities with development of local infrastructure and related services	0.30%